Global Atlantic BlackRock Selects Managed Risk Portfolio
Portfolio of Investments(Unaudited)
March 31, 2021

	Shares/ Principal	Fair Value
Exchange Traded Funds - 73.8%
Debt Funds - 24.5%
iShares 1-3 Year Treasury Bond ETF	158,768	$13,693,740
iShares 20+ Year Treasury Bond ETF	16,745	2,268,110
iShares 3-7 Year Treasury Bond ETF	61,298	7,961,997
iShares 7-10 Year Treasury Bond ETF	40,045	4,522,282
iShares iBoxx $ Investment Grade Corporate Bond ETF	17,686	2,300,064
iShares iBoxx High Yield Corporate Bond ETF	105,833	9,226,521
iShares JP Morgan USD Emerging Markets Bond ETF	20,836	2,268,624
iShares MBS ETF	20,997	2,276,495
iShares Short Treasury Bond ETF	123,928	13,695,283
Total Debt Funds		58,213,116
Equity Funds - 49.3%
iShares Core MSCI EAFE ETF	345,223	24,873,317
iShares Core MSCI Emerging Markets ETF	87,041	5,601,959
iShares Core S&P 500 ETF	22,972	9,138,721
iShares Core S&P Small-Cap ETF	20,198	2,192,089
iShares Core S&P U.S. Growth ETF	503,264	45,691,339
iShares Core S&P U.S. Value ETF	231,228	15,931,609
iShares Global Healthcare ETF	29,888	2,303,169
iShares MSCI Global Min Vol Factor ETF	46,564	4,594,004
iShares MSCI USA Momentum Factor ETF	14,079	2,264,748
iShares MSCI USA Value Factor ETF	22,090	2,263,342
iShares U.S. Financial Services ETF	13,075	2,239,355
Total Equity Funds		117,093,652
Total Exchange Traded Funds (Cost - $147,760,281)		175,306,768
Variable Insurance Trusts - 21.9%
Asset Allocation Fund - 21.9%
BlackRock Global Allocation VI Fund, Class I (Cost - $39,454,490)	2,628,910	52,104,989

Short-Term Investments - 4.3%
Money Market Funds - 4.3%
Dreyfus Government Cash Management, 0.03%(a)	10,153,860	10,153,860
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a)	12,344	12,344

Total Short-Term Investments (Cost - $10,166,204)		10,166,204

	Shares/ Principal	Fair Value

Total Investments - 100.0% (Cost - $197,380,975)		$237,577,961
Other Assets Less Liabilities - Net 0.0%†		75,672
Total Net Assets - 100.0%		$237,653,633

†	Represents less than 0.05%.
(a)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic BlackRock Selects Managed Risk Portfolio
Portfolio of Investments(Unaudited) (Continued)
March 31, 2021

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	2	6/18/2021	$222,250	$10,965
MSCI EAFE Future	Goldman Sachs & Co.	9	6/18/2021	986,400	1,170
MSCI Emerging Market Index Future	Goldman Sachs & Co.	6	6/18/2021	396,750	3,330
S&P 500 E-Mini Future	Goldman Sachs & Co.	13	6/18/2021	2,578,810	(25,968)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	2	6/18/2021	521,060	2,160

TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(8,343)